CONDENSED INTERIM CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
REVENUES
Time charter revenues	$ 22,785	$ 11,065	$ 44,454	$ 22,577
Total revenues	22,785	11,065	44,454	22,577
OPERATING EXPENSES
Vessel operating expenses	(4,252)	(1,599)	(8,034)	(3,859)
Construction contract expenses	(315)	0	(315)	0
Administrative expenses	(2,395)	(2,215)	(4,700)	(4,314)
Depreciation and amortization	(2,636)	(8)	(5,265)	(16)
Total operating expenses	(9,598)	(3,822)	(18,314)	(8,189)
Equity in earnings (losses) of joint ventures	(1,866)	11,481	(8,575)	9,359
Operating income (loss)	11,321	18,724	17,565	23,747
FINANCIAL INCOME (EXPENSE), NET
Interest income	232	2,425	505	4,852
Interest expense	(6,354)	(3,710)	(12,760)	(7,510)
Gain (loss) on derivative instruments	326	(8)	662	113
Other items, net	(962)	(934)	(2,001)	(2,034)
Total financial income (expense), net	(6,758)	(2,227)	(13,594)	(4,579)
Income (loss) before tax	4,563	16,497	3,971	19,168
Income tax expense	(501)	(59)	(949)	(152)
Net income (loss)	$ 4,062	$ 16,438	3,022	$ 19,016
Common units public [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)			$ 1,171
Earnings per unit
Earnings Per Share (basic and diluted)	$ 0.15	$ 0.62	$ 0.11	$ 0.72
Common units Hoegh LNG [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)			$ 256
Earnings per unit
Earnings Per Share (basic and diluted)	0.16	0.62	$ 0.12	0.72
Subordinated units [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)			$ 1,595
Earnings per unit
Earnings Per Share (basic and diluted)	$ 0.16	$ 0.62	$ 0.12	$ 0.72